Capital and financial risk management - Hedging effectiveness (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Hedging instruments
Hedging gains/(losses) recognised in other comprehensive income	£ 21	£ (1)	£ 8
Fair value hedges | Bonds
Hedging instruments
Gain (loss) on change in fair value of hedged item used as basis for recognising hedge ineffectiveness	21	81
Net investment hedges
Hedging instruments
Foreign currency translation reserve	(125)	(155)
Net investment hedges | Net assets in foreign currency
Hedging instruments
Gain (loss) on change in fair value of hedged item used as basis for recognising hedge ineffectiveness	(125)	(155)
Currency Risk | Cash flow hedges
Hedging instruments
Hedging gains/(losses) recognised in other comprehensive income	19	9
As hedged item affects profit or loss	17	11
Interest rate risk | Cash flow hedges | Below 10 years
Hedging instruments
Hedging gains/(losses) recognised in other comprehensive income	121	138
As hedged item affects profit or loss	19	20
Interest rate risk | Cash flow hedges | 10-30 years
Hedging instruments
Hedging gains/(losses) recognised in other comprehensive income	18	23
As hedged item affects profit or loss	£ 2	£ 2